SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     09/30/2003
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 12, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $82314 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      294     4260 SH       SOLE                                       4260
Abbott Labs                    COM              002824100      231     5422 SH       SOLE                                       5422
Albertsons Inc.                COM              013104104      643    31270 SH       SOLE                                      31270
Altria Group Incorporated      COM              718154107      287     6559 SH       SOLE                                       6559
American International Group   COM              026874107     2769    47989 SH       SOLE                                      47989
Automatic Data Processing      COM              053015103     2053    57261 SH       SOLE                                      57261
BB&T Corp.                     COM              054937107      241     6700 SH       SOLE                                       6700
BP PLC                         COM              055622104     1969    46770 SH       SOLE                                      46770
Bristol Myers Squibb           COM              110122108     1184    46140 SH       SOLE                                      46140
Canon Inc. ADR                 COM              138006309     2870    58899 SH       SOLE                                      58899
ChevronTexaco                  COM              166751107      394     5512 SH       SOLE                                       5512
Cisco Systems                  COM              17275R102      721    36922 SH       SOLE                                      36922
Coca-Cola                      COM              191216100     2296    53455 SH       SOLE                                      53455
Compass Bancshares Inc.        COM              20449H109     1048    30300 SH       SOLE                                      30300
Del Monte Foods Co.            COM              24522P103      155    17802 SH       SOLE                                      17802
Donaldson Co.                  COM              257651109     4131    76648 SH       SOLE                                      76648
Dover Corp.                    COM              260003108     2530    71535 SH       SOLE                                      71535
Emerson Electric               COM              291011104     2354    44710 SH       SOLE                                      44710
Exxon Mobil                    COM              30231G102     2105    57524 SH       SOLE                                      57524
General Electric               COM              369604103      679    22784 SH       SOLE                                      22784
H J Heinz Co.                  COM              423074103     1596    46560 SH       SOLE                                      46560
Home Depot                     COM              437076102     1546    48543 SH       SOLE                                      48543
Illinois Tool Works            COM              452308109     2995    45196 SH       SOLE                                      45196
Intel Corp.                    COM              458140100      906    32947 SH       SOLE                                      32947
Johnson & Johnson              COM              478160104     3363    67908 SH       SOLE                                      67908
Luminex Corp                   COM              55027E102      424    62741 SH       SOLE                                      62741
Merck                          COM              589331107     2915    57592 SH       SOLE                                      57592
Microsoft Corp                 COM              594918104     2032    73120 SH       SOLE                                      73120
Molex Inc.                     COM              608554101     2157    75455 SH       SOLE                                      75455
National Instruments Corp.     COM              636518102      275     6835 SH       SOLE                                       6835
Nokia                          COM              654902204      547    35083 SH       SOLE                                      35083
Nordson Corp.                  COM              655663102     1877    72505 SH       SOLE                                      72505
Pepsico Inc.                   COM              713448108      353     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      809    26638 SH       SOLE                                      26638
Procter & Gamble               COM              742718109     3569    38447 SH       SOLE                                      38447
Reuters Group PLC              COM              76132m102      537    24750 SH       SOLE                                      24750
Royal Dutch                    COM              780257804     2197    49702 SH       SOLE                                      49702
SBC Communications             COM              78387G103     1358    61021 SH       SOLE                                      61021
San Juan Basin Royalty Trust   COM              798241105     5801   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1327    87055 SH       SOLE                                      87055
Schlumberger Ltd               COM              806857108     1924    39749 SH       SOLE                                      39749
Sigma-Aldrich                  COM              826552101     2697    51928 SH       SOLE                                      51928
Sysco Corp.                    COM              871829107     3171    96934 SH       SOLE                                      96934
Telefonica de Espana           COM              879382208      574    16202 SH       SOLE                                      16202
Unilever N.V.                  COM              904784709     2110    35662 SH       SOLE                                      35662
W.W. Grainger                  COM              384802104     2715    57095 SH       SOLE                                      57095
Wal-Mart Stores                COM              931142103     2024    36237 SH       SOLE                                      36237
Weyerhaeuser                   COM              962166104     1561    26705 SH       SOLE                                      26705
REPORT SUMMARY		       48 DATA RECORDS		     82314         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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